Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	Thousands of Euros
	31/12/2023	31/12/2022
Goods for resale	149,060	138,909
Raw materials and supplies	1,104,795	1,064,776
Work in progress and semi-finished goods	1,210,085	1,331,644
Finished goods	995,337	666,028
	3,459,277	3,201,357

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Balance at 1 January	84,740	158,724	122,613
Net charge for the year	57,041	(66,647)	28,092
Cancellations for the year	(15,985)	(12,155)	(269)
Translation differences	(2,140)	4,818	8,288
Balance at 31 December	123,656	84,740	158,724